LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2024
Lease Obligations
LEASE OBLIGATIONS

11.	LEASE OBLIGATIONS

	December 31, 2024	December 31, 2023
Opening balance	$640,307	$939,005
Additions in the year	288,753	42,393
Interest expense	29,460	16,637
Foreign exchange	-	(31,643)
Lease payments	(323,781)	(326,041)
	634,739	640,307
Due within one year	(296,366)	(254,668)
Ending balance	$338,373	$385,639

Future minimum lease payments are as follows:

	December 31, 2024	December 31, 2023
Year 1	$301,647	$254,668
Year 2	157,194	194,261
Year 3	175,898	191,378
Year 4 and thereafter	-	-
Total lease obligation	$634,739	$640,307
Less finance expenses	-	-
Lease Obligations	$634,739	$640,307

The Company has a long-term deposit of $181,584 held by the Company’s bank to guarantee a portion of the office lease located in Israel.

Siyata Mobile Inc.

Notes to the Consolidated Financial Statements

(Expressed in US dollars)

As at and for the years ended December 31, 2024 and 2023